UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F-HR

FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [   ]; Amendment Number: ______
   This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Karpus Investment Management
Address:  183 Sully's Trail
	  Pittsford, New York 14534

Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680

Signature, Place, and Date of Signing:
	April 19 , 2013	         George Karpus			Pittsford, New York 14534
               [Date]		  [Signature]			       [City, State]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     	  N/A

Form 13F Information Table Entry Total:   128

Form 13F Information Table Value Total:   $1,417,248  (x$1,000)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]

FORM 13F INFORMATION TABLE
Col 1				Col 2	Col 3		Col 4		Col 5				Col 6	Col 7	Col 8
Name of Issuer			Title	CUSIP		Value		Shares		SH/	PUT/ 	Invest.	Other 	Voting Authority
				of 			x($1,000)	or PRN AMT	PRN	Call	Disc'n	Mgrs	Sole		Shared	None
				Class
ABERDEEN EMERGING MARKETS T	Common	00301T102	 $2,520.30 	 119,559 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN ISRAEL FUND, INC	Common	00301L109	 $451.87 	 30,929 	 SH  	n/a	sole	n/a	sole		0	0
ABERDEEN LATIN AMERICA EQUI	Common	00306K106	 $1,668.09 	 44,518 	 SH  	n/a	sole	n/a	sole		0	0
ADAMS EXPRESS COMPANY		Common	006212104	 $25,328.99 	 2,157,127 	 SH  	n/a	sole	n/a	sole		0	0
ALLIANCEBERNSTEIN INC FUND	Common	01881E101	 $62,495.39 	 7,649,375 	 SH  	n/a	sole	n/a	sole		0	0
ALLIANZGI INTL & PREM STRAT	Common	01882X108	 $787.40 	 78,348 	 SH  	n/a	sole	n/a	sole		0	0
ASIA PACIFIC FUND INC		Common	044901106	 $4,913.17 	 456,614 	 SH  	n/a	sole	n/a	sole		0	0
BIOGEN IDEC INC			Common	09062X103	 $231.14 	 1,200 	 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK CREDIT ALLOC IV	Common	092508100	 $3,357.98 	 239,856 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK ENH CAP AND INC	Common	09256A109	 $8,604.36 	 661,365 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK GLOBAL OPP EQTY T	Common	092501105	 $4,048.95 	 291,711 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INCOME TRUST		Common	09247F100	 $2,870.02 	 398,061 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK INTERNATIONAL GRO	Common	092524107	 $12,348.42 	 1,618,404 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIASSETS FUND	Common	09254J102	 $230.86 	 17,000 	 SH  	n/a	sole	n/a	sole		0	0
BLACKROCK MUNIYIELD MI INSU	Common	09254V105	 $243.06 	 15,886 	 SH  	n/a	sole	n/a	sole		0	0
BOULDER TOTAL RETURN FUND	Common	101541100	 $7,844.21 	 375,321 	 SH  	n/a	sole	n/a	sole		0	0
CENTRAL EUROPE & RUSSIA FUN	Common	153436100	 $373.48 	 11,397 	 SH  	n/a	sole	n/a	sole		0	0
CORNING INC COM			Common	219350105	 $133.30 	 10,000 	 SH  	n/a	sole	n/a	sole		0	0
CORP PROP ASSOC 16 GLOBAL	Common	98MSC0EK7	 $92.00 	 10,000 	 SH  	n/a	sole	n/a	sole		0	0
DOW 30 ENHANCED PREMIUM & I	Common	260537105	 $2,177.87 	 184,722 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENH EQT INC II	Common	278277108	 $14,855.44 	 1,308,849 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE ENHANCED EQ INC	Common	278274105	 $15,153.70 	 1,297,406 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE INSURED CAL MUN	Common	27828A100	 $693.44 	 56,700 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE INSURED MUNI BN	Common	27827X101	 $175.41 	 12,757 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE MI MUNICIPAL IN	Common	27826D106	 $1,246.02 	 91,754 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED DIV	Common	27828N102	 $10,958.31 	 1,078,574 	 SH  	n/a	sole	n/a	sole		0	0
EATON VANCE TAX-MANAGED GLO	Common	27829F108	 $4,531.47 	 486,209 	 SH  	n/a	sole	n/a	sole		0	0
ETF POWERSHARES INSURED		Common	73936T474	 $99,425.52 	 3,917,321 	 SH  	n/a	sole	n/a	sole		0	0
EXXON MOBIL CORPORATION		Common	30231G102	 $464.88 	 5,159 	 	 SH  	n/a	sole	n/a	sole		0	0
FEDERATED ENHANCED TREASURY	Common	314162108	 $12,024.64 	 878,352 	 SH  	n/a	sole	n/a	sole		0	0
FORT DEARBORN INCOME SEC	Common	347200107	 $3,071.90 	 197,804 	 SH  	n/a	sole	n/a	sole		0	0
FRANKLIN STREET PROPERTIES 	Common	35471R106	 $929.82 	 63,599 	 SH  	n/a	sole	n/a	sole		0	0
GABELLI DIVIDEND & INCOME T	Common	36242H104	 $8,516.24 	 449,169 	 SH  	n/a	sole	n/a	sole		0	0
GENERAL AMERICAN INVESTORS	Common	368802104	 $20,895.65 	 669,089 	 SH  	n/a	sole	n/a	sole		0	0
GSI GROUP, INC.			Common	36191C205	 $142.17 	 16,667 	 SH  	n/a	sole	n/a	sole		0	0
ILLINOIS TOOL WORKS		Common	452308109	 $207.20 	 3,400 	 	 SH  	n/a	sole	n/a	sole		0	0
INDIA FUND INC			Common	454089103	 $790.98 	 37,240 	 SH  	n/a	sole	n/a	sole		0	0
ING GLOBAL EQUITY DIVIDEND 	Common	45684E107	 $209.28 	 22,600 	 SH  	n/a	sole	n/a	sole		0	0
INTERNATIONAL BUSINESS MACH	Common	459200101	 $769.80 	 3,609 	 	 SH  	n/a	sole	n/a	sole		0	0
INVESCO INSURED MUNICIPAL I	Common	46132P108	 $1,395.10 	 86,384 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 1-3 YEAR C	Common	464288646	 $17,419.38 	 165,050 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS 3-7 YEAR	Common	464288661	 $3,633.57 	 29,424 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES BARCLAYS MBS BOND F	Common	464288588	 $12,789.81 	 118,490 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES IBOXX INV GR CORP B	Common	464287242	 $18,570.71 	 154,885 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI AUSTRALIA INDE	Common	464286103	 $1,929.52 	 71,358 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI BRAZIL INDEX F	Common	464286400	 $3,123.12 	 57,326 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI CANADA		Common	464286509	 $22,323.64 	 783,011 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI EMU		Common	464286608	 $10,914.93 	 334,301 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI FRANCE INDEX F	Common	464286707	 $7,961.26 	 343,010 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI HONG KONG INDE	Common	464286871	 $2,424.49 	 122,202 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI JAPAN INDEX FD	Common	464286848	 $9,547.99 	 884,073 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI PACIFIC EX JPN	Common	464286665	 $11,345.12 	 228,272 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES MSCI UNITED KINGDOM	Common	464286699	 $12,607.71 	 690,077 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P 500 INDEX FUND	Common	464287200	 $4,012.52 	 25,499 	 SH  	n/a	sole	n/a	sole		0	0
ISHARES S&P NATIONAL MUNICI	Common	464288414	 $2,640.00 	 23,963 	 SH  	n/a	sole	n/a	sole		0	0
J P MORGAN CHASE & C0		Common	46625H100	 $212.05 	 4,468 	 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN EQUITY FUND		Common	471057109	 $2,732.30 	 436,470 	 SH  	n/a	sole	n/a	sole		0	0
JAPAN SMALLER CAPITALIZATIO	Common	47109U104	 $2,102.28 	 243,884 	 SH  	n/a	sole	n/a	sole		0	0
JF CHINA REGION FUND INC	Common	46614T107	 $3,894.26 	 270,435 	 SH  	n/a	sole	n/a	sole		0	0
KIMBERLY-CLARK CORPORATION	Common	494368103	 $491.76 	 5,019 	 	 SH  	n/a	sole	n/a	sole		0	0
KOREA EQUITY FUND		Common	50063B104	 $771.86 	 86,241 	 SH  	n/a	sole	n/a	sole		0	0
LAZARD GLOBAL TOT RT & INC	Common	52106W103	 $3,778.31 	 230,104 	 SH  	n/a	sole	n/a	sole		0	0
LENNOX INTERNATIONAL INC.	Common	526107107	 $5,982.98 	 94,235 	 SH  	n/a	sole	n/a	sole		0	0
LIBERTY ALL STAR EQUITY FUN	Common	530158104	 $21,465.57 	 4,151,947 	 SH  	n/a	sole	n/a	sole		0	0
MACQUARIE GLOBAL INFR TOT R	Common	55608D101	 $4,286.76 	 202,492 	 SH  	n/a	sole	n/a	sole		0	0
MARKET VECTORS INTERMEDIATE	Common	57060U845	 $3,728.51 	 159,270 	 SH  	n/a	sole	n/a	sole		0	0
MARKET VECTORS-LEHMAN BROS 	Common	57060U886	 $2,665.37 	 134,208 	 SH  	n/a	sole	n/a	sole		0	0
MEXICO EQUITY AND INCOME FD	Common	592834105	 $1,162.30 	 69,474 	 SH  	n/a	sole	n/a	sole		0	0
MFS INTERMARKET INC TRUST I	Common	59318R103	 $176.10 	 20,500 	 SH  	n/a	sole	n/a	sole		0	0
MONTGOMERY ST INCOME SEC IN	Common	614115103	 $2,208.85 	 127,975 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY ASIA PACIFIC	Common	61744U106	 $7,197.07 	 445,639 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY EMRG MARKETS	Common	61744G107	 $2,078.03 	 132,443 	 SH  	n/a	sole	n/a	sole		0	0
MORGAN STANLEY INDIA INVEST	Common	61745C105	 $594.94 	 33,518 	 SH  	n/a	sole	n/a	sole		0	0
NEW GERMANY FUND		Common	644465106	 $12,193.15 	 724,059 	 SH  	n/a	sole	n/a	sole		0	0
NEW IRELAND FUND INC		Common	645673104	 $419.61 	 40,425 	 SH  	n/a	sole	n/a	sole		0	0
NUCOR CORPORATION		Common	670346105	 $201.58 	 4,368 	 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN DIVERSIFIED CURRENCY	Common	67090N109	 $1,232.57 	 95,106 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN DIVIDEND ADV MUNI 3	Common	67070X101	 $1,246.93 	 83,407 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN DVD ADV MUNI FD 2	Common	67070F100	 $2,362.17 	 155,713 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN INSD DVD ADV MUNI FD	Common	67071L106	 $909.73 	 61,015 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN INSD PREM INC MUNI I	Common	6706D8104	 $723.50 	 51,203 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MICHIGAN QUALITY INC	Common	670979103	 $571.05 	 37,693 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MUNI ADVANTAGE FUND	Common	67062H106	 $1,347.41 	 90,552 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN MUNI MKT OPPORTUNITY	Common	67062W103	 $215.55 	 15,000 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN PERFORMANCE PLUS MUN	Common	67062P108	 $765.20 	 47,975 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN PREMIER INSD MUNI IN	Common	670987106	 $938.02 	 62,244 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN PREMIUM INC MUNI FD 	Common	67063W102	 $710.64 	 47,439 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN PREMIUM INC MUNI FUN	Common	67062T100	 $231.47 	 15,800 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN QUALITY INCOME MUNI	Common	670977107	 $2,323.22 	 152,442 	 SH  	n/a	sole	n/a	sole		0	0
NUVEEN SELECT QUALTY MUNI F	Common	670973106	 $1,286.34 	 85,585 	 SH  	n/a	sole	n/a	sole		0	0
PAYCHEX CORPORATION		Common	704326107	 $564.82 	 16,110 	 SH  	n/a	sole	n/a	sole		0	0
POWERSHARES BUILD AMERICA P	Common	73937B407	 $23,764.53 	 784,567 	 SH  	n/a	sole	n/a	sole		0	0
PUTNAM MUNI OPPORTUNITIES T	Common	746922103	 $12,442.29 	 989,053 	 SH  	n/a	sole	n/a	sole		0	0
ROYCE VALUE TRUST		Common	780910105	 $10,247.64 	 680,454 	 SH  	n/a	sole	n/a	sole		0	0
SINGAPORE FUND INC		Common	82929L109	 $4,800.32 	 338,051 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL INTL 	Common	78464A516	 $8,703.51 	 148,778 	 SH  	n/a	sole	n/a	sole		0	0
SPDR BARCLAYS CAPITAL MUNIC	Common	78464A458	 $100,402.14 	 4,174,725 	 SH  	n/a	sole	n/a	sole		0	0
SPDR DOW JONES INDUSTRIAL A	Common	78467X109	 $39,256.60 	 270,139 	 SH  	n/a	sole	n/a	sole		0	0
SPDR GOLD TRUST			Common	78463V107	 $56,818.24 	 367,827 	 SH  	n/a	sole	n/a	sole		0	0
SPDR LEHMAN SHORT TERM MUNI	Common	78464A425	 $41,773.72 	 1,715,553 	 SH  	n/a	sole	n/a	sole		0	0
SPDR S&P CHINA FUND		Common	78463x400	 $2,061.78 	 29,475 	 SH  	n/a	sole	n/a	sole		0	0
SPDR TRUST SERIES 1		Common	78462F103	 $102,378.52 	 653,466 	 SH  	n/a	sole	n/a	sole		0	0
SPECIAL OPPORTUNITIES FUND	Common	84741T104	 $19,302.92 	 1,160,031 	 SH  	n/a	sole	n/a	sole		0	0
SWISS HELVETIA FUND		Common	870875101	 $12,595.15 	 1,027,337 	 SH  	n/a	sole	n/a	sole		0	0
TAIWAN FUND INC			Common	874036106	 $283.59 	 17,313 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON DRAGON FUND INC	Common	88018T101	 $1,588.02 	 56,857 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON EMERGING MKTS FND	Common	880191101	 $799.34 	 39,241 	 SH  	n/a	sole	n/a	sole		0	0
TEMPLETON RUSSIA & EAST EUR	Common	88022F105	 $327.29 	 22,129 	 SH  	n/a	sole	n/a	sole		0	0
THAI CAPITAL FUND, INC.		Common	882905201	 $542.89 	 38,750 	 SH  	n/a	sole	n/a	sole		0	0
THAI FUND INC			Common	882904105	 $605.04 	 25,305 	 SH  	n/a	sole	n/a	sole		0	0
THE EUROPEAN EQUITY FUND, I	Common	298768102	 $5,581.63 	 786,101 	 SH  	n/a	sole	n/a	sole		0	0
TRI-CONTINENTAL CORPORATION	Common	895436103	 $21,822.71 	 1,243,459 	 SH  	n/a	sole	n/a	sole		0	0
TURKISH INVESTMENT FUND, IN	Common	900145103	 $824.51 	 45,006 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EMERGING MARKET ET	Common	922042858	 $20,996.16 	 489,478 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPE PACIFIC ETF	Common	921943858	 $36,108.07 	 991,163 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD EUROPEAN ETF		Common	922042874	 $32,242.15 	 656,262 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD LARGE-CAP ETF		Common	922908637	 $22,863.11 	 318,694 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD LONG-TERM CORP BON	Common	92206C813	 $992.13 	 11,125 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD MID-CAP ETF		Common	922908629	 $21,142.97 	 227,613 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD PACIFIC ETF		Common	922042866	 $20,070.37 	 345,862 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD S&P 500 ETF		Common	922908413	 $100,693.60 	 1,405,550 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD S/T CORP BOND ETF	Common	92206c409	 $9,781.19 	 121,755 	 SH  	n/a	sole	n/a	sole		0	0
VANGUARD SMALL-CAP ETF		Common	922908751	 $32,565.07 	 357,269 	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD OPP&INC	Common	95766R104	 $15,368.15 	 1159860	 SH  	n/a	sole	n/a	sole		0	0
WA/CLAY US INFL-LKD SEC&INC	Common	95766Q106	 $4,533.32 	 334562	 	 SH  	n/a	sole	n/a	sole		0	0
WESTERN ASSET INFLATION MAN	Common	95766U107	 $27,374.13 	 1482897	 SH  	n/a	sole	n/a	sole		0	0
ZWEIG FUND INC			Common	989834205	 $11,463.53 	 881810	 	 SH  	n/a	sole	n/a	sole		0	0
ZWEIG TOTAL RETURN FUND INC	Common	989837208	 $21,937.99 	 1683652	 SH  	n/a	sole	n/a	sole		0	0
Total Securities: 128			 		 $1,417,248.12









